OPTIONS (Details Narrative)	12 Months Ended
	Oct. 31, 2021 USD ($) shares	Oct. 31, 2020 USD ($)
Options issued	41,250
Number of options exercisable	6,081,250
Stock-based compensation | $	$ 194,926	$ 209,437
Exercise price	0.64
Unrecognized future balance to be expensed over the term of the options | $	$ 132,610
Three Consultant [Member]
Options issued	30,000
Three independent directors [Member]
Options issued	11,250
Computed volatility	201.00%
Risk-free interest rate	2.00%
Expected dividend yield	0.00%
Stock measurement price	0.68
Options issuance description	The options are expensed over a five-year period with 20% upon issuance and 20% for the first and each subsequent year.
Fair value of stock option | $	$ 27,190
Option vested year	10 years
December 12, 2019 [Member]
Options issued	336,250
Exercise price	0.59
Fair value of the option | $	$ 132,673
Computed volatility	207.00%
Risk-free interest rate	2.00%
Expected dividend yield	0.00%
Stock measurement price	0.39
Options issuance description	20% upon issuance and 20% for the first and each subsequent year.